Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Troubled Debt Restructurings (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rate Forgiveness [Member] | Commercial and Industrial [Member]
Number of contracts	1	0	0
Rate Forgiveness [Member] | Real Estate Construction [Member]
Number of contracts		0
Rate Forgiveness [Member] | Residential Real Estate Mortgage [Member]
Number of contracts	2	0	0
Rate Forgiveness [Member] | Commercial Real Estate Mortgage [Member]
Number of contracts		0	0
Rate Forgiveness [Member] | Consumer Installment [Member]
Number of contracts	0	0	0
Other Restructurings [Member] | Commercial and Industrial [Member]
Number of contracts	12	8	7
Other Restructurings [Member] | Real Estate Construction [Member]
Number of contracts		2
Other Restructurings [Member] | Residential Real Estate Mortgage [Member]
Number of contracts	7	10	8
Other Restructurings [Member] | Commercial Real Estate Mortgage [Member]
Number of contracts	1	2	3
Other Restructurings [Member] | Consumer Installment [Member]
Number of contracts	2	2	3
Commercial and Industrial [Member]
Number of contracts	13	8	7
Pre-modification outstanding recorded investment (in Dollars)	489	586	668
Real Estate Construction [Member]
Number of contracts		2
Pre-modification outstanding recorded investment (in Dollars)		3,883
Residential Real Estate Mortgage [Member]
Number of contracts	9	10	8
Pre-modification outstanding recorded investment (in Dollars)	921	1,639	1,230
Commercial Real Estate Mortgage [Member]
Number of contracts	1	2	3
Pre-modification outstanding recorded investment (in Dollars)	156	1,625	2,025
Consumer Installment [Member]
Number of contracts	2	2	3
Pre-modification outstanding recorded investment (in Dollars)	11	24	43